Schedule of Basic and Diluted Net (Loss) Income Per Share (Details) - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Subsequent Events [Abstract]
Net (loss) income	$ (595,752)	$ 99	$ (2,168)	$ (16,198)
Weighted average shares outstanding, basic	3,207,412	1,654,533	614,647	2,031,421
RSUs		4,345,467
Weighted average shares - diluted	3,207,412	6,000,000	614,647	2,031,421
Net income (loss) per share of common stock - basic	$ (0.19)	$ 0.00	$ (0.004)	$ (0.008)
Net income (loss) per share of common - diluted	$ (0.19)	$ 0.00	$ (0.004)	$ (0.008)